SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021
Insurance	$ 1,464,830	$ 2,938,246
Prepaid director fees	107,778	107,763
Prepaid interest	2,699	6,969
Prepaid marketing services	1,173,062	1,638,179
Prepaid rent	10,255
Prepaid subscriptions	6,611	35,687
Deposits	587,317	768,033
Prepaid expenses and deposits	$ 3,352,552	$ 5,494,877